Property, Plant and Equipment (table)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment Abstract
Property, Plant and Equipment Table

	Estimated	December 31,
thousands	Useful Life	2012	2011

Land	n/a	$501	$364
Gathering systems	5 to 47 years	2,911,572	2,479,184
Pipelines and equipment	15 to 45 years	91,126	90,883
Assets under construction	n/a	422,002	132,913
Other	3 to 25 years	7,191	4,927
Total property, plant and equipment		3,432,392	2,708,271
Accumulated depreciation		714,436	587,119
Net property, plant and equipment		$2,717,956	$2,121,152